Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2021
Goodwill and other intangible assets
Goodwill and other intangible assets

15.Goodwill and other intangible assets

		Customer-	Network -
		related	related
		intangible	intangible
	Goodwill	assets	assets	Licenses	Software	Total
	$’000	$’000	$’000	$’000	$’000	$’000
Cost
At January 1, 2019	530,910	503,442	43,841	14,876	15,639	1,108,708
Additions during the year	—	—	—	19	5,267	5,286
Exchange difference	(12,518)	(6,452)	(285)	(303)	(4)	(19,562)
At December 31, 2019	518,392	496,990	43,556	14,592	20,902	1,094,432

At January 1, 2020	518,392	496,990	43,556	14,592	20,902	1,094,432
Additions during the year	—	—	—	4	2,460	2,464
Additions through business combinations (note 31)	232,030	324,290	36,831	—	33	593,184
Disposals	—	—	—	(1)	(475)	(476)
Exchange difference	(93,915)	(88,846)	(6,835)	1,201	(829)	(189,224)
At December 31, 2020	656,507	732,434	73,552	15,796	22,091	1,500,380

At January 1, 2021	656,507	732,434	73,552	15,796	22,091	1,500,380
Additions during the year	—	—	—	3,145	1,909	5,054
Additions through business combinations (note 31)(restated*)	215,979	78,173	2,792	—	1,035	297,979
Disposals	—	—	—	(18)	(723)	(741)
Exchange difference (restated*)	(34,861)	(42,751)	(3,538)	(1,217)	(514)	(82,881)
At December 31, 2021 (restated*)	837,625	767,856	72,806	17,706	23,798	1,719,791

Accumulated amortization and impairment
At January 1, 2019	251	71,501	13,106	4,284	10,061	99,203
Charge for the year	—	19,468	2,950	877	5,452	28,747
Exchange difference	—	(1,084)	(101)	(94)	(12)	(1,291)
At December 31, 2019	251	89,885	15,955	5,067	15,501	126,659

At January 1, 2020	251	89,885	15,955	5,067	15,501	126,659
Charge for the year	—	26,921	4,070	871	3,553	35,415
Disposals	—	—	—	—	(475)	(475)
Exchange difference	—	(7,091)	(1,003)	518	(740)	(8,316)
At December 31, 2020	251	109,715	19,022	6,456	17,839	153,283

At January 1, 2021	251	109,715	19,022	6,456	17,839	153,283
Charge for the year	—	29,037	4,237	978	3,914	38,166
Disposals	—	—	—	(15)	(726)	(741)
Exchange difference	—	(7,184)	(1,374)	(542)	(616)	(9,716)
At December 31, 2021	251	131,568	21,885	6,877	20,411	180,992

Net book value

At December 31, 2019	518,141	407,105	27,601	9,525	5,401	967,773

At December 31, 2020	656,256	622,719	54,530	9,340	4,252	1,347,097

At December 31, 2021 (restated*)	837,374	636,288	50,921	10,829	3,387	1,538,799

Network related intangible assets represent future income from leasing excess tower capacity to new tenants. Customer related intangible assets represent customer contracts and relationships.

* Restated for the correction in accounting in respect of the acquisition of Fiberco Soluções de Infraestrutura S.A. (see note 2.24).

Amortization expense has been included in cost of sales and administrative expenses in the statement of loss and other comprehensive (loss)/income:

	2021	2020	2019
	$’000	$'000	$'000

Cost of sales (note 7)	34,051	32,503	24,549
Administrative expenses (note 8)	4,115	2,912	4,198
	38,166	35,415	28,747

15.1Allocation of goodwill

Management reviews the business performance based on the geographical location of business. It has identified IHS Nigeria Limited, INT Towers Limited, IHS Towers NG Limited, IHS Cameroon S.A., IHS Côte d’Ivoire S.A., IHS Rwanda Group, IHS Zambia Group, IHS Kuwait Limited, the IHS Latam tower businesses and Fiberco Soluções de Infraestrutura S.A. (“I-Systems”) as the main CGUs/Group of CGUs relevant for the allocation of goodwill. IHS Nigeria Limited, INT Towers Limited and IHS Towers NG Limited CGUs related to the Nigeria operating segment, IHS Cameroon S.A, IHS Côte d’Ivoire S.A, IHS Zambia Group and IHS Rwanda Group CGUs related to the SSA operating segment, IHS Kuwait Limited CGU related to the MENA operating segment, and the IHS Latam tower businesses and I-Systems relate to the Latam operating segment. Goodwill is monitored by management at a CGU/group of CGU level as noted above. The following is a summary of goodwill allocation for each CGU.

			Effects of
		Additions through	movements in
	Opening	business combinations	exchange rates	Closing
	balance	(note 31)	and other movements	balance
	$'000	$'000	$'000	$'000
2021
IHS Nigeria Limited	63,374	—	(3,606)	59,768
INT Towers Limited	227,715	—	(12,940)	214,775
IHS Towers NG Limited	45,741	—	(2,603)	43,138
IHS Cameroon S.A.	48,170	—	(3,782)	44,388
IHS Côte d’Ivoire S.A.	23,888	—	(1,876)	22,012
IHS Zambia Group	39,907	—	10,802	50,709
IHS Rwanda Group	12,319	—	(452)	11,867
IHS Kuwait Limited	13,142	—	(773)	12,369
IHS Latam tower businesses	182,000	75,034	(15,583)	241,451
I-Systems (restated*)	—	140,945	(4,048)	136,897
	656,256	215,979	(34,861)	837,374
2020
IHS Nigeria Limited	71,297	—	(7,923)	63,374
INT Towers Limited	256,149	—	(28,434)	227,715
IHS Towers NG Limited	51,460	—	(5,719)	45,741
IHS Cameroon S.A.	43,933	—	4,237	48,170
IHS Côte d’Ivoire S.A.	21,787	—	2,101	23,888
IHS Zambia Group	60,529	—	(20,622)	39,907
IHS Rwanda Group	12,986	—	(667)	12,319
IHS Kuwait Limited	—	13,143	(1)	13,142
IHS Latam tower businesses	—	218,887	(36,887)	182,000
	518,141	232,030	(93,915)	656,256
2019
IHS Nigeria Limited	71,328	—	(31)	71,297
INT Towers Limited	256,261	—	(112)	256,149
IHS Towers NG Limited	51,483	—	(23)	51,460
IHS Cameroon S.A.	44,910	—	(977)	43,933
IHS Côte d’Ivoire S.A.	22,272	—	(485)	21,787
IHS Zambia Group	70,780	—	(10,251)	60,529
IHS Rwanda Group	13,625	—	(639)	12,986
	530,659	—	(12,518)	518,141

* Restated for the correction in accounting in respect of the acquisition of Fiberco Soluções de Infraestrutura S.A. (see note 2.24).

The recoverable amount of each CGU, except for the IHS Latam tower businesses group of CGUs, was determined based on value in use calculations. The recoverable amount of the IHS Latam tower businesses group of CGUs was determined based on fair value less costs of disposal.

(a)Recoverable amounts based on value in use

These calculations used pre-tax cash flow projections based on the financial budgets approved by management covering a five-year period. Within the five-year period, revenue growth rates are based on past experience and expected future developments in the Group’s CGUs. The weighted average growth rates used are consistent with the forecasts included in industry reports. Cash flows beyond the five-year period were valued using the estimated terminal growth rates stated below. The terminal growth rates did not exceed the long-term average growth rate for the infrastructure business in which each CGU operates.

The key assumptions to which the value-in-use calculations are most sensitive are:

●	revenue assumptions (taking into account tenancy rates), and the direct effect these have on gross profit margins in the five year forecast period;
●	discount rates;
●	gross margins; and
●	terminal growth rates.

	Discount	Terminal	Tenancy				Gross margins excluding depreciation &
	rate	growth rate	Ratio*				amortization*
2021
IHS Nigeria Limited	16.1%	2.7%	3.32	x -	5.18	x	64.2	% -	79.7%
INT Towers Limited	16.0%	2.7%	3.56	x -	4.98	x	67.4	% -	74.9%
IHS Towers NG Limited	16.5%	2.7%	3.63	x -	4.44	x	52.3	% -	63.1%
IHS Cameroon S.A.	12.1%	3.2%	2.37	x -	2.89	x	57.8	% -	64.6%
IHS Côte d’Ivoire S.A.	9.8%	3.2%	3.45	x -	4.46	x	53.8	% -	63.5%
IHS Zambia Group	24.1%	2.0%	2.40	x -	3.30	x	65.2	% -	74.6%
IHS Rwanda Group	15.5%	3.2%	2.04	x -	2.97	x	67.0	% -	73.3%
IHS Kuwait Limited	6.0%	2.9%	1.00	x -	1.46	x	52.4	% -	64.9%

2020
IHS Nigeria Limited	22.6%	2.7%	2.59	x -	4.55	x	67.8	% -	82.1%
INT Towers Limited	22.5%	2.7%	2.87	x -	5.22	x	73.7	% -	79.9%
IHS Towers NG Limited	23.2%	2.7%	2.80	x -	3.02	x	64.4	% -	69.9%
IHS Cameroon S.A.	13.8%	3.2%	2.61	x -	3.16	x	55.9	% -	61.0%
IHS Côte d’Ivoire S.A.	10.0%	3.2%	3.44	x -	4.56	x	57.5	% -	61.6%
IHS Zambia Group	32.2%	3.2%	2.21	x -	2.93	x	68.4	% -	75.8%
IHS Rwanda Group	17.0%	3.2%	2.13	x -	2.60	x	65.9	% -	69.8%
IHS Kuwait Limited	5.0%	2.8%	1.00	x -	1.46	x	45.3	% -	59.2%

2019
IHS Nigeria Limited	15.8%	3.2%	2.35	x -	3.90	x	69.8	% -	77.1%
INT Towers Limited	16.5%	3.2%	2.46	x -	3.90	x	60.8	% -	71.9%
IHS Towers NG Limited	16.2%	3.2%	3.29	x -	3.80	x	60.9	% -	65.4%
IHS Cameroon S.A.	13.2%	3.2%	3.33	x -	4.22	x	53.8	% -	57.9%
IHS Côte d’Ivoire S.A.	10.3%	3.2%	2.39	x -	3.49	x	56.1	% -	59.9%
IHS Zambia Group	21.8%	3.2%	2.05	x -	2.58	x	62.6	% -	73.0%
IHS Rwanda Group	16.3%	3.2%	2.05	x -	2.37	x	68.6	% -	70.0%

*     Tenancy ratios and gross margins (excluding depreciation & amortization) disclosed are for the forecast period 2022 – 2026. The tenancy ratios refer to the average number of tenants and lease amendments per tower that is owned or operated across a tower portfolio at a given point in time.

In 2021, the Group applied various terminal growth rates between 2.0% and 3.2%. The rates applied represent the median rate from three different sources and represent a conservative growth rate across the regions.

Management have considered and assessed reasonably possible changes for key assumptions and concluded that none would give rise to an impairment. The changes that would cause the carrying amount to exceed the recoverable amount resulting in an impairment are set out below:

Sensitivity analysis

IHS
	IHS Nigeria	INT Towers	IHS Towers	Cameroon	IHS Côte	IHS Zambia	IHS Rwanda	IHS Kuwait
	Limited	Limited	NG Limited	S.A.	d’Ivoire S.A.	Group	Group	Limited
% Rise in discount rate	Increase by 36.2 pp	Increase by 83.7 pp	Increase by 11.0 pp	Increase by 4.0 pp	Increase by 6.8 pp	Increase by 10.5 pp	Increase by 7.2 pp	Increase by 4.6 pp
Decrease in tenancy ratio	Decrease by an average of 2.51x over 4 years	Decrease by an average of 3.06x over 4 years	Decrease by an average of 1.44 x over 4 years	Decrease by an average of 0.52 x over 4 years	Decrease by an average of 1.76 x over 4 years	Decrease by an average of 0.65 x over 4 years	Decrease by an average of 0.72 x over 4 years	Decrease by an average of 0.43 x over 4 years
Gross margin (excluding depreciation and amortization)	Decrease by an average of 49.3 pp over 4 years	Decrease by an average of 57.0 pp over 4 years	Decrease by an average 24.0 pp over 4 years	Decrease by an average of 16.7 pp over 4 years	Decrease by an average of 37.2 pp over 4 years	Decrease by an average of 19.2 pp over 4 years	Decrease by an average of 22.7 pp over 4 years	Decrease by an average of 34.1 pp over 4 years
Decrease in terminal growth rate	Decrease to less than 0%	Decrease to less than 0%	Decrease to less than 0%	Decrease to less than 0%	Decrease to less than 0%	Decrease to less than 0%	Decrease to less than 0%	Decrease to less than 0%

(b)Recoverable amount based on fair values less costs of disposal

The recoverable amounts of the IHS Latam tower business group of CGUs and I-Systems were based on fair value less costs of disposal.

Fair value less costs of disposal is determined on the basis of information observed or derived from recent comparable transactions, including in respect of the IHS Latam tower businesses, tower cash flow multiples.

The key assumptions to which the fair value less costs of disposal calculation for the Latam tower businesses is most sensitive are:

●	monthly tower cash flow for the Latam Group CGU determined on the basis of contractual revenues and gross margin percentage for existing towers at December 31, 2021;
●	tower cash flow multiples determined from analysis of information available relating to recent comparable transactions; and
●	estimated costs of disposal based on management’s experience of previously completed business combinations.

The fair value measurement was categorized as a Level 3 fair value based on the inputs in the valuation technique used.

Valuation technique	Significant unobservable inputs	Sensitivity of the input to fair value (movement in input value which would cause the carrying amount to exceed the recoverable amount resulting in an impairment)
Recent transactions, Tower cash flow market multiples	• Monthly tower cash flow: $2.6 million (2020: $1.6 million) • Multiple: 22.0x (2020: 22.0x) • Costs of disposal: 0.82% of enterprise value (2020: 1.2%)	• Decrease by $327,000 • Decrease by 2.63x • Increase by 11.95% of enterprise value

As can be seen from the analysis above, the valuation derived from the fair value calculation exceeds the carrying amount by a very small margin. Should market participant sentiment alter in future such that the market is viewed as less attractive, it is likely that the comparable transaction multiple would fall and that would result in an impairment.

I-Systems was purchased on November 16, 2021. The post-acquisition performance of the business (including key non-financial metrics such as homes passed and homes connected) is in line with management’s forecasts such that the purchase price paid for the business is considered to remain the best estimate of fair value at December 31, 2021.